Note 16 - Share-based Payments - Outstanding and Exercisable Options (Details)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2017 CAD ($)	Feb. 29, 2016 CAD ($)	Feb. 28, 2015
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	7.54
Number of options outstanding	2,284,388	1,424,788	1,427,288	454,151	429,625
Weighted average exercise price exercisable	$ 1.92	$ 6.44	$ 6.49	$ 15.28
Number of options exercisable	591,113	238,482	240,982	375,563
Range one of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	5.11
Number of options outstanding	525,000
Weighted average exercise price exercisable	$ 1.56
Number of options exercisable	306,250
Range one of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.56
Range one of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.58
Range two of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	8.9
Number of options outstanding	415,000
Weighted average exercise price exercisable	$ 1.65
Number of options exercisable	141,667
Range two of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.59
Range two of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.71
Range three of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	9.2
Number of options outstanding	992,500
Weighted average exercise price exercisable
Number of options exercisable
Range three of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.72
Range three of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.88
Range four of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	5.16
Number of options outstanding	286,700
Weighted average exercise price exercisable	$ 1.99
Number of options exercisable	95,568
Range four of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.89
Range four of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 2.25
Range five of exercises prices [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life outstanding	3.67
Number of options outstanding	65,188
Weighted average exercise price exercisable	$ 4.87
Number of options exercisable	47,628
Range five of exercises prices [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 2.26
Range five of exercises prices [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price	$ 6.50